Shareholders' Equity	12 Months Ended
Sep. 30, 2013
Shareholders’ Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Capitalization

Our capital stock consists solely of our Class A common stock, par value $0.01 per share. Holders of our Common Stock are entitled to one vote per share. Our articles of incorporation also authorize preferred stock, of which no shares have been issued. The terms and provisions of such shares will be determined by our board of directors upon any issuance of such shares in accordance with our articles of incorporation.

Stock Repurchase Plan

Our board of directors has approved a stock repurchase plan that allows for the repurchase of shares of Common Stock over an indefinite period of time. Our stock repurchase plan, as amended in November 2013, allows for the repurchase of a total of 9.2 million shares of Common Stock, an increase from the 6.0 million previously authorized. Pursuant to our repurchase plan, in fiscal 2013, 2012 and 2011, we did not repurchase any shares of Common Stock. As of September 30, 2013, we had approximately 1.8 million shares of Common Stock available for repurchase, and 5.0 million shares after the November 2013 amendment.